Employee Benefit Plans (Schedule of Assumptions Used) (Details) - JVB Plan [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Assumptions used calculating benefit obligation, discount rate	4.10%	3.50%	4.00%
Assumptions used calculating net periodic benefit cost, discount rate	3.50%	4.00%	4.25%
Assumptions used calculating net periodic benefit cost, expected long-term return on plan assets	4.20%	6.00%	6.00%